Income Taxes - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards			$ 202.8	$ 160.5
Operating loss carryforwards, subject to expiration			51.6
Operating loss carryforwards, not subject to expiration			151.2
Foreign NOL carryforwards			$ 21.4
Effective tax rate	0.00%	0.00%	(0.10%)	0.10%
Valuation allowance			$ 69.5	$ 63.7
Maximum
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax rate	1.00%	1.00%	1.00%	1.00%